Property, Plant and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
(in thousands USD)	September 30, 2021	December 31, 2020
Computer equipment	$4,311	$3,727
Leasehold improvements	2,285	2,333
Furniture and equipment	1,639	1,631
Computer software	2,097	1,475
Transportation equipment	57	107
	10,389	9,273
Less: accumulated depreciation	(7,132)	(5,845)
Property, plant and equipment, net	$3,257	$3,428

	December 31,
(in thousands USD)	2020	2019
Computer equipment	$3,727	$3,187
Leasehold improvements	2,333	2,079
Furniture and equipment	1,631	1,622
Computer software	1,475	—
Transportation equipment	107	114
	9,273	7,002
Less: accumulated depreciation	(5,845)	(3,799)
Property, plant and equipment, net	$3,428	$3,203